Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating activities:
Net (loss) income for the year		$ (509,052,065)	$ (282,112,024)	$ (180,419,837)
Income taxes and duties	$ 9,302,465	185,572,075	343,823,489	446,612,429
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	6,498,259	129,631,820	137,187,010	153,382,040
Amortization of intangible assets	24,011	478,988	543,372	2,643,326
Impairment of wells, pipelines, properties, plant and equipment	1,822,359	36,353,700	31,283,154	(21,418,997)
Capitalized unsuccesful wells	548,793	10,947,702	71,604,308	15,443,086
Unsuccesful wells from intangible assets		8,404,284	7,990,877	(2,171,218)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	265,559	5,297,562	2,541,558	16,885,264
Disposal of intangible asset	19,857	396,118
Amortization of rights of use		7,229,231	7,429,275
Cancellation of rights of use	(55,241)	(1,101,987)
Gain on sale of subsidiary entity	(35,468)	(707,533)		(701,171)
Effects of net present value of reserve for well abandonment		4,555,692	(258,816)	(6,953,200)
Profit (loss) sharing in investments		3,540,533	1,157,893	(1,527,012)
Unrealized foreign exchange loss (gain)	6,640,345	132,466,243	(78,244,974)	(19,762,208)
Interest expense	8,109,062	161,765,242	132,861,340	123,869,684
Interest income	(839,255)	(16,742,048)	(29,235,603)	(9,520,962)
Taxes		(157,691,463)	(372,673,413)	29,032,735
Accounts receivable, accounts payable and derivative financial instruments		4,779,222	44,368,367	4,157,539
Other assets and other liabilities				(14,757,363)
Employee benefits		59,170,346	66,954,701	53,604,884
Net cash flows used in operating activities	3,273,081	65,293,662	85,220,514	141,786,590
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(138,618,156)	(126,873,931)	(108,960,689)
Other assets and other receivables		(2,521,487)	15,575,128
Proceeds from the sale of assets				4,078,344
Other assets				3,798,431
Net cash flows used in investing activities	(7,075,130)	(141,139,643)	(111,298,803)	(101,083,914)
Financing activities:
Increase in equity due to Certificates of Contributions "A"	2,318,748	46,256,000	122,131,000
Long-terms and interest received from the Mexican Government		5,800,940	38,704,883
Lease payments of principal and interest		(10,010,801)	(10,709,421)
Loans obtained from financial institutions	64,572,121	1,288,129,868	1,167,834,946	899,769,012
Debt payments, principal only		(1,151,962,147)	(1,185,042,283)	(841,033,392)
Interest paid	(6,566,300)	(130,989,150)	(127,945,203)	(115,289,389)
Inter-company increase (decrease) financing		0
Net cash flows from (used in) financing activities	2,367,308	47,224,710	4,973,922	(56,553,769)
Net decrease in cash and cash equivalents	(1,434,741)	(28,621,271)	(21,104,367)	(15,851,093)
Effects of change in cash value	400,496	7,989,421	(186,411)	(88,252)
Cash and cash equivalents at the beginning of the period	3,038,876	60,621,631	81,912,409	97,851,754
Cash and cash equivalents at the end of the period	$ 2,004,631	39,989,781	60,621,631	81,912,409
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income for the year		(508,878,813)	(347,289,363)	(180,365,050)
Income taxes and duties		20,804,230	(11,557,958)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,066,176	1,183,741	1,274,179
Amortization of intangible assets		453,081	373,961	2,446,445
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		94,065	14,115	872,527
Amortization of rights of use		644,838	639,877
Profit (loss) sharing in investments		441,125,283	296,230,824	125,246,527
Unrealized foreign exchange loss (gain)		117,158,102	(74,439,514)	(19,726,271)
Interest expense		134,335,289	118,543,971	109,697,028
Interest income		(11,617,299)	(22,964,784)	(9,520,962)
Taxes		1,349,021	(10,682,007)	(8,881,300)
Accounts receivable, accounts payable and derivative financial instruments		(16,644,218)	11,279,402	51,460,407
Other assets and other liabilities				559,449
Employee benefits		(355,666)	52,052,212	10,519,603
Inter-company charges and deductions		(147,308,477)	(439,039,267)	(14,527,177)
Net cash flows used in operating activities		32,225,612	(425,654,790)	69,055,405
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(349,555)	(232,592)	(1,162,685)
Other assets and other receivables		930,596	14,743,694
Other assets				3,586,010
(Increase) decrease due to Inter-company investing		(194,281,597)	401,422,502	(47,454,385)
Net cash flows used in investing activities		(193,700,556)	415,933,604	(45,031,060)
Financing activities:
Increase in equity due to Certificates of Contributions "A"		46,256,000	122,131,000
Long-terms and interest received from the Mexican Government		5,800,940	38,704,883
Lease payments of principal and interest		(396,917)	(588,463)
Loans obtained from financial institutions		730,222,863	824,049,426	510,871,366
Debt payments, principal only		(601,448,338)	(851,077,341)	(450,353,531)
Interest paid		(122,553,204)	(120,450,950)	(106,313,795)
Inter-company increase (decrease) financing		84,752,963
Net cash flows from (used in) financing activities		142,634,307	12,768,555	(45,795,960)
Net decrease in cash and cash equivalents		(18,840,637)	3,047,369	(21,771,615)
Cash and cash equivalents at the beginning of the period		28,234,857	25,187,488	46,959,103
Cash and cash equivalents at the end of the period		9,394,220	28,234,857	25,187,488
Subsidiary guarantors [member]
Operating activities:
Net (loss) income for the year		(425,617,517)	(225,457,279)	(127,551,718)
Income taxes and duties		159,451,307	352,291,238
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		126,778,686	134,134,135	149,747,232
Amortization of intangible assets		(30,155)	86,342	86,332
Impairment of wells, pipelines, properties, plant and equipment		36,303,471	27,672,705	(25,384,888)
Capitalized unsuccesful wells		10,947,702	71,604,308	15,443,086
Unsuccesful wells from intangible assets		8,404,284	7,990,877	(2,171,218)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		3,004,053	1,492,916	12,226,128
Amortization of rights of use		5,453,688	5,439,642
Cancellation of rights of use		(1,101,987)
Gain on sale of subsidiary entity				(10,257)
Effects of net present value of reserve for well abandonment		4,555,692	(258,816)	(6,953,200)
Profit (loss) sharing in investments		(41,685)	(538,281)	(538,281)
Unrealized foreign exchange loss (gain)		12,040,638	(2,867,091)	446,523
Interest expense		25,908,927	12,446,222	12,720,032
Interest income		(5,124,749)	(5,410,645)
Taxes		(155,315,035)	(356,254,147)	38,071,896
Accounts receivable, accounts payable and derivative financial instruments		(692,255)	32,413,620	(73,421,161)
Other assets and other liabilities				(12,071,857)
Employee benefits		64,873,037	9,322,327	44,858,697
Inter-company charges and deductions		37,878,271	176,676,691	81,240,429
Net cash flows used in operating activities		(92,323,627)	240,784,764	106,737,775
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(97,841,648)	(132,206,201)	(103,408,759)
Other assets and other receivables		(812,028)	933,269
Proceeds from the sale of assets				14,568
Other assets				212,421
Net cash flows used in investing activities		(98,653,676)	(131,272,932)	(103,181,770)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			41,956,917
Lease payments of principal and interest		(8,266,969)	(8,745,025)
Loans obtained from financial institutions		1,046	46,297
Debt payments, principal only		(4,828,154)	(4,826,936)	(6,662,318)
Interest paid		(7,200,077)	(6,104,160)	(7,857,926)
Inter-company increase (decrease) financing		211,415,474	(143,484,166)	8,620,192
Net cash flows from (used in) financing activities		191,121,320	(121,157,073)	(5,900,052)
Net decrease in cash and cash equivalents		144,017	(11,645,241)	(2,344,047)
Cash and cash equivalents at the beginning of the period		4,826,057	16,471,298	18,815,345
Cash and cash equivalents at the end of the period		4,970,074	4,826,057	16,471,298
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income for the year		(15,507,766)	(4,974,486)	2,305,189
Income taxes and duties		5,316,538	3,090,209
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,786,958	1,869,134	2,360,629
Amortization of intangible assets		56,062	83,069	110,549
Impairment of wells, pipelines, properties, plant and equipment		50,229	3,610,449	3,965,891
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		2,199,444	1,034,527	3,786,609
Disposal of intangible asset		396,118
Amortization of rights of use		1,130,705	1,349,756
Gain on sale of subsidiary entity		(707,533)		(690,914)
Profit (loss) sharing in investments		3,582,218	(1,473,955)	(1,473,955)
Unrealized foreign exchange loss (gain)		3,267,503	(938,369)	(482,460)
Interest expense		1,521,026	1,871,147	1,452,624
Interest income			(860,174)
Taxes		(3,725,449)	(5,737,259)	(157,861)
Accounts receivable, accounts payable and derivative financial instruments		22,115,695	675,345	26,118,293
Other assets and other liabilities				(3,244,955)
Employee benefits		(5,347,025)	5,580,162	(1,773,416)
Inter-company charges and deductions		35,319,045	5,349,241	(21,516,287)
Net cash flows used in operating activities		51,453,768	10,528,796	10,759,936
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(40,426,953)	5,564,862	(4,389,245)
Other assets and other receivables		(2,640,055)	(101,835)
Proceeds from the sale of assets				4,063,776
(Increase) decrease due to Inter-company investing		627,372
Net cash flows used in investing activities		(42,439,636)	5,463,027	(325,469)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			(41,956,917)
Lease payments of principal and interest		(1,346,915)	(1,375,933)
Loans obtained from financial institutions		557,905,959	343,739,223	388,897,646
Debt payments, principal only		(545,685,655)	(329,138,006)	(384,017,543)
Interest paid		(1,235,869)	(1,390,093)	(1,117,668)
Inter-company increase (decrease) financing		(28,576,303)	1,623,408	(5,932,333)
Net cash flows from (used in) financing activities		(18,938,783)	(28,498,318)	(2,169,898)
Net decrease in cash and cash equivalents		(9,924,651)	(12,506,495)	8,264,569
Effects of change in cash value		7,989,421	(186,411)	(88,252)
Cash and cash equivalents at the beginning of the period		27,560,717	40,253,623	32,077,306
Cash and cash equivalents at the end of the period		25,625,487	27,560,717	40,253,623
Eliminations [member]
Operating activities:
Net (loss) income for the year		440,952,031	295,609,104	125,191,742
Adjustments to reconcile net loss to cash provided by operating activities:
Effects of net present value of reserve for well abandonment		0
Profit (loss) sharing in investments		(441,125,283)	(293,060,695)	(124,761,303)
Inter-company charges and deductions		74,111,161	257,013,335	(45,196,965)
Net cash flows used in operating activities		73,937,909	259,561,744	(44,766,526)
Investing activities:
(Increase) decrease due to Inter-company investing		193,654,225	(401,422,502)	47,454,385
Net cash flows used in investing activities		193,654,225	(401,422,502)	47,454,385
Financing activities:
Inter-company increase (decrease) financing		(267,592,134)	141,860,758	(2,687,859)
Net cash flows from (used in) financing activities		$ (267,592,134)	$ 141,860,758	$ (2,687,859)